Stockholders' Equity (Details) - Schedule of warrant activity	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of warrant activity [Abstract]
Issued and outstanding as of October 15, 2020 | $ / shares	$ 20,655,000
Exercised | shares	(5,787,739)
Cancelled and forfeited | shares
Issued and outstanding as of December 31, 2020 | $ / shares	$ 14,867,261